Net Debt - Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	$ 13,902	$ 15,863
Expected future interest payments, contractual amount	5,656	7,018
Derivatives related to debentures, contractual amount	2,784	1,169
Other derivatives, contractual amount	824	786
Obligations under lease liabilities, contractual amount	3,428	4,899
Trade and other payables, contractual amount	6,608	6,851
Total, contractual amount	33,202	36,586
Bank loans, debentures and other loans, carrying amount	13,852	17,087
Derivatives related to debentures, carrying amount	1,824	586
Other derivatives, carrying amount	752	690
Obligations under lease liabilities, carrying amount	2,576	3,896
Trade and other payables, carrying amount	6,608	6,851
Total financial liabilities	25,612	29,110
Due not later than one year [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	2,109	1,722
Expected future interest payments, contractual amount	492	729
Derivatives related to debentures, contractual amount	525	61
Other derivatives, contractual amount	221	149
Obligations under lease liabilities, contractual amount	579	980
Trade and other payables, contractual amount	6,608	6,851
Total, contractual amount	10,534	10,492
Later than one year and not later than two years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	1,634	2,278
Expected future interest payments, contractual amount	427	661
Derivatives related to debentures, contractual amount	300	267
Other derivatives, contractual amount	112	80
Obligations under lease liabilities, contractual amount	443	680
Total, contractual amount	2,916	3,966
Later than two years and not later than five years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	2,609	4,062
Expected future interest payments, contractual amount	1,032	1,492
Derivatives related to debentures, contractual amount	492	256
Other derivatives, contractual amount	246	240
Obligations under lease liabilities, contractual amount	936	1,397
Total, contractual amount	5,315	7,447
Due later than five years [member]
Disclosure of financial liabilities [line items]
Bank loans, debentures and other loans, contractual amount	7,550	7,801
Expected future interest payments, contractual amount	3,705	4,136
Derivatives related to debentures, contractual amount	1,467	585
Other derivatives, contractual amount	245	317
Obligations under lease liabilities, contractual amount	1,470	1,842
Total, contractual amount	$ 14,437	$ 14,681